BASIC AND DILUTED LOSS PER SHARE (Details Narrative) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	27,693,500	20,825,500
Non-Employee Share Purchase Options
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	37,600	94,000
Deferred Share Units
Statement [Line Items]
Anti-dilutive securities excluded from computation of diluted loss per share	539,286	477,711